Derivatives and Hedge Accounting Activities (Fair Value of Derivatives) (Detail) - USD ($) $ in Millions		Jun. 30, 2019	Dec. 31, 2018
Derivatives Fair Value [Line Items]
Derivative Asset		$ 209	$ 294
Derivative Liabilities		626	279
Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		83	93
Derivative Liabilities		358	103
Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset		16	31
Derivative Liabilities		77	19
Current Assets
Derivatives Fair Value [Line Items]
Derivative Asset		113	223
Current Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[1]	24	63
Current Assets | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset	[2]	2	5
Current Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		113	209
Current Assets | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		24	60
Current Assets | Commodity | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset		2	3
Current Assets | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset			14
Current Assets | Interest rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset			3
Current Assets | Interest rate | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset			2
Noncurrent Assets
Derivatives Fair Value [Line Items]
Derivative Asset		96	71
Noncurrent Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[3]	59	30
Noncurrent Assets | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset	[4]	14	26
Noncurrent Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		75	41
Noncurrent Assets | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		59	30
Noncurrent Assets | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset		7	4
Noncurrent Assets | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Asset		14	26
Noncurrent Assets | Foreign currency | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset		14	26
Current Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities		201	157
Current Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[5]	124	25
Current Liabilities | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities	[6]	34	11
Current Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		58	129
Current Liabilities | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		20	15
Current Liabilities | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		143	26
Current Liabilities | Interest rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		104	10
Current Liabilities | Interest rate | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities		34	9
Current Liabilities | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Liabilities			2
Current Liabilities | Foreign currency | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities			2
Noncurrent Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities		425	122
Noncurrent Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[7]	234	78
Noncurrent Liabilities | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities	[8]	43	8
Noncurrent Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		11	6
Noncurrent Liabilities | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		6
Noncurrent Liabilities | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		414	116
Noncurrent Liabilities | Interest rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		228	78
Noncurrent Liabilities | Interest rate | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities		43	8
Designated as Hedging Instrument
Derivatives Fair Value [Line Items]
Derivative Asset		74	105
Derivative Liabilities		551	166
Designated as Hedging Instrument | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset			3
Derivative Liabilities		332	88
Designated as Hedging Instrument | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset		16	31
Derivative Liabilities		77	19
Designated as Hedging Instrument | Current Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[9]	43	69
Designated as Hedging Instrument | Current Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[1]		3
Designated as Hedging Instrument | Current Assets | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset	[2]	2	5
Designated as Hedging Instrument | Current Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		43	55
Designated as Hedging Instrument | Current Assets | Commodity | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset		2	3
Designated as Hedging Instrument | Current Assets | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset			14
Designated as Hedging Instrument | Current Assets | Interest rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset			3
Designated as Hedging Instrument | Current Assets | Interest rate | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset			2
Designated as Hedging Instrument | Noncurrent Assets
Derivatives Fair Value [Line Items]
Derivative Asset	[10]	31	36
Designated as Hedging Instrument | Noncurrent Assets | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset	[4]	14	26
Designated as Hedging Instrument | Noncurrent Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		10	6
Designated as Hedging Instrument | Noncurrent Assets | Interest rate
Derivatives Fair Value [Line Items]
Derivative Asset		7	4
Designated as Hedging Instrument | Noncurrent Assets | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Asset		14	26
Designated as Hedging Instrument | Noncurrent Assets | Foreign currency | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Asset		14	26
Designated as Hedging Instrument | Current Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities	[11]	152	45
Designated as Hedging Instrument | Current Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[5]	104	10
Designated as Hedging Instrument | Current Liabilities | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities	[6]	34	11
Designated as Hedging Instrument | Current Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		10	17
Designated as Hedging Instrument | Current Liabilities | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		142	26
Designated as Hedging Instrument | Current Liabilities | Interest rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		104	10
Designated as Hedging Instrument | Current Liabilities | Interest rate | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities		34	9
Designated as Hedging Instrument | Current Liabilities | Foreign currency
Derivatives Fair Value [Line Items]
Derivative Liabilities			2
Designated as Hedging Instrument | Current Liabilities | Foreign currency | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities			2
Designated as Hedging Instrument | Noncurrent Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities	[12]	399	121
Designated as Hedging Instrument | Noncurrent Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[7]	228	78
Designated as Hedging Instrument | Noncurrent Liabilities | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities	[8]	43	8
Designated as Hedging Instrument | Noncurrent Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		2	5
Designated as Hedging Instrument | Noncurrent Liabilities | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		397	116
Designated as Hedging Instrument | Noncurrent Liabilities | Interest rate | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		228	78
Designated as Hedging Instrument | Noncurrent Liabilities | Interest rate | Dominion Energy Gas Holdings, LLC
Derivatives Fair Value [Line Items]
Derivative Liabilities		43	8
Fair Value - Derivatives not under Hedge Accounting
Derivatives Fair Value [Line Items]
Derivative Asset		135	189
Derivative Liabilities		75	113
Fair Value - Derivatives not under Hedge Accounting | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		83	90
Derivative Liabilities		26	15
Fair Value - Derivatives not under Hedge Accounting | Current Assets
Derivatives Fair Value [Line Items]
Derivative Asset		70	154
Fair Value - Derivatives not under Hedge Accounting | Current Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[1]	24	60
Fair Value - Derivatives not under Hedge Accounting | Current Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		70	154
Fair Value - Derivatives not under Hedge Accounting | Current Assets | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		24	60
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Assets
Derivatives Fair Value [Line Items]
Derivative Asset		65	35
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Assets | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset	[3]	59	30
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Assets | Commodity
Derivatives Fair Value [Line Items]
Derivative Asset		65	35
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Assets | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Asset		59	30
Fair Value - Derivatives not under Hedge Accounting | Current Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities		49	112
Fair Value - Derivatives not under Hedge Accounting | Current Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[5]	20	15
Fair Value - Derivatives not under Hedge Accounting | Current Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		48	112
Fair Value - Derivatives not under Hedge Accounting | Current Liabilities | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		20	15
Fair Value - Derivatives not under Hedge Accounting | Current Liabilities | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		1
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Liabilities
Derivatives Fair Value [Line Items]
Derivative Liabilities		26	1
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Liabilities | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities	[7]	6
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Liabilities | Commodity
Derivatives Fair Value [Line Items]
Derivative Liabilities		9	$ 1
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Liabilities | Commodity | Virginia Electric and Power Company
Derivatives Fair Value [Line Items]
Derivative Liabilities		6
Fair Value - Derivatives not under Hedge Accounting | Noncurrent Liabilities | Interest rate
Derivatives Fair Value [Line Items]
Derivative Liabilities		$ 17

[1]	Current derivative assets are presented in other current assets in Virginia Power’s Consolidated Balance Sheets.
[2]	Current derivative assets include $2 million in other current assets at December 31, 2018, with the remainder recorded in current assets of discontinued operations in Dominion Energy Gas’ Consolidated Balance Sheets. All current derivative assets are included in current assets of discontinued operations of Dominion Energy Gas’ Consolidated Balance Sheets at June 30, 2019.
[3]	Noncurrent derivative assets are presented in other deferred charges and other assets in Virginia Power’s Consolidated Balance Sheets.
[4]	Noncurrent derivatives assets are presented in other deferred charges and other assets in Dominion Energy Gas’ Consolidated Balance Sheets.
[5]	Current derivative liabilities are presented in other current liabilities in Virginia Power’s Consolidated Balance Sheets.
[6]	Current derivative liabilities are presented in other current liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.
[7]	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Virginia Power’s Consolidated Balance Sheets.
[8]	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.
[9]	Current derivative assets are presented in other current assets in Dominion Energy’s Consolidated Balance Sheets.
[10]	Noncurrent derivative assets are presented in other deferred charges and other assets in Dominion Energy’s Consolidated Balance Sheets.
[11]	Current derivative liabilities are presented in other current liabilities in Dominion Energy’s Consolidated Balance Sheets.
[12]	Noncurrent derivative liabilities are presented in other deferred credits and other liabilities in Dominion Energy’s Consolidated Balance Sheets.